Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 39	$ 40	$ 81	$ 76
Net losses (gains) on foreign exchange and derivative financial instruments	18	(12)	28	(17)
Share of post-tax losses (earnings) in equity method investments	126	(2)	223	(4)
Warrants	(256)		(275)
Other	(4)	(15)	(4)	3
Total	$ (77)	$ 11	$ 53	$ 58